UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 - January 31, 2012

Item 1.   Schedule of Investments.
Attached hereto.

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
January 31, 2012 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 158.6%
	Convertible Bonds - 97.1%
	Advertising - 1.5%
GBP 1,900,000	Aegis Group Capital Jersey Ltd. (United Kingdom)	NR	2.50%	04/20/2015	N/A	$3,606,952

	Aerospace & Defense - 1.2%
3,000,000	L-3 Communications Holdings, Inc.	BB+	3.00%	08/01/2035	N/A	2,925,000

	Agriculture - 1.1%
HKD 21,000,000	Glory River Holdings Ltd. (Hong Kong)	NR	1.00%	07/29/2015	N/A	2,650,558

	Apparel - 1.0%
2,350,000	Iconix Brand Group, Inc.(a)	NR	2.50%	06/01/2016	N/A	2,326,500

	Auto Parts & Equipment - 1.0%
EUR 8,100,000	Faurecia SA, Series EO (France)	NR	4.50%	01/01/2015	N/A	2,395,996

	Banks - 2.0%
EUR 3,300,000	Kreditanstalt fuer Wiederaufbau, Series DPW (Germany)	AAA	1.50%	07/30/2014	N/A	4,836,087

	Biotechnology - 7.2%
6,450,000	Amgen, Inc., Series B	A+	0.38%	02/01/2013	N/A	6,683,813
1,750,000	Dendreon Corp.	NR	2.88%	01/15/2016	N/A	1,467,812
4,900,000	Gilead Sciences, Inc.	A-	1.00%	05/01/2014	N/A	5,947,375
3,080,000	Illumina, Inc.(a)	NR	0.25%	03/15/2016	N/A	2,960,650
						17,059,650

	Chemicals - 0.2%
2,840,000	ShengdaTech, Inc.(a) (b) (c)	NR	6.50%	12/15/2015	N/A	430,317

	Coal - 3.2%
6,000,000	Alpha Appalachia Holdings, Inc.	BB-	3.25%	08/01/2015	N/A	5,625,000
2,034,000	Alpha Natural Resources, Inc.	B+	2.38%	04/15/2015	N/A	1,901,790
						7,526,790

	Computers - 5.1%
EUR 5,000,000	AtoS, Series ATO (France)	NR	2.50%	01/01/2016	N/A	3,384,902
1,050,000	EMC Corp., Series B	A-	1.75%	12/01/2013	N/A	1,745,625
EUR 6,000,000	Ingenico, Series ING (France)	NR	2.75%	01/01/2017	N/A	3,433,396
2,750,000	NetApp, Inc.	NR	1.75%	06/01/2013	N/A	3,568,125
						12,132,048

	Diversified Financial Services - 5.5%
GBP 2,200,000	Aberdeen Asset Management PLC, Series ADN (United Kingdom)	NR	3.50%	12/17/2014	N/A	4,621,509
1,400,000	Affiliated Managers Group, Inc.	BBB-	3.95%	08/15/2038	08/15/13 @ 100	1,538,250
HKD 26,350,000	Power Regal Group Ltd. (Hong Kong)	NR	2.25%	06/02/2014	N/A	4,026,662
4,650,000	QBE Funding Trust (Australia)(d)	A	0.00%	05/12/2030	05/12/13 @ 100	2,873,700
						13,060,121

	Engineering & Construction - 2.5%
2,725,000	Jaiprakash Associates Ltd. (India)(d)	NR	0.00%	09/12/2012	N/A	3,501,625
2,500,000	Larsen & Toubro Ltd. (India)	NR	3.50%	10/22/2014	N/A	2,521,250
						6,022,875

	Health Care Products - 5.7%
1,500,000	Hologic, Inc., Series 2010(e)	BB+	2.00%	12/15/2037	12/15/16 @ 100	1,786,875
6,582,000	Hologic, Inc.(f) (g)	BB+	2.00%	12/15/2037	12/15/13 @ 100	6,458,587
5,225,000	Medtronic, Inc., Series B	AA-	1.63%	04/15/2013	N/A	5,322,969
						13,568,431

	Health Care Services - 0.9%
1,860,000	Lincare Holdings, Inc., Series B	NR	2.75%	11/01/2037	11/01/14 @ 100	2,062,275

	Home Builders - 0.7%
1,450,000	Lennar Corp.(a)	B+	2.75%	12/15/2020	12/20/15 @ 100	1,765,375

	Insurance - 1.4%
EUR 385,000	AXA SA, Series CS (France)	BBB+	3.75%	01/01/2017	N/A	1,185,383
2,000,000	Old Republic International Corp.	BBB+	8.00%	05/15/2012	N/A	2,035,000
						3,220,383

	Internet - 3.0%
4,000,000	Digital River, Inc.	NR	2.00%	11/01/2030	11/01/15 @ 100	3,575,000
4,000,000	WebMD Health Corp.(a)	NR	2.50%	01/31/2018	N/A	3,480,000
						7,055,000

	Investment Companies - 1.3%
1,200,000	Billion Express Investments Ltd. (Hong Kong)	NR	0.75%	10/18/2015	N/A	1,320,000
SGD 2,000,000	Temasek Financial III Pte Ltd., Series REGS (Singapore)(d)	NR	0.00%	10/24/2014	N/A	1,689,732
						3,009,732

	Iron & Steel - 2.8%
1,250,000	Allegheny Technologies, Inc.	BBB-	4.25%	06/01/2014	N/A	1,698,438
EUR 156,000	Arcelormittal, Series MT (Luxembourg)	BBB-	7.25%	04/01/2014	N/A	4,886,807
						6,585,245

	Leisure Time - 3.0%
GBP 4,600,000	TUI Travel PLC (United Kingdom)	NR	6.00%	10/05/2014	N/A	6,990,451

	Lodging - 2.4%
850,000	Gaylord Entertainment Co.(a)	NR	3.75%	10/01/2014	N/A	1,037,000
4,500,000	MGM Resorts International	B-	4.25%	04/15/2015	N/A	4,770,000
						5,807,000

	Metal Fabricate & Hardware - 1.4%
EUR 2,400,000	Kloeckner & Co. Financial Services SA, Series KCO (Germany)	B+	6.00%	06/09/2014	N/A	3,255,606

	Mining - 5.9%
3,550,000	AngloGold Ashanti Holdings Finance PLC (South Africa)(a)	NR	3.50%	05/22/2014	N/A	4,140,188
3,885,000	Goldcorp, Inc. (Canada)	BBB+	2.00%	08/01/2014	N/A	5,001,937
2,000,000	Newmont Mining Corp., Series A	BBB+	1.25%	07/15/2014	N/A	2,855,000
2,100,000	Vedanta Resources Jersey Ltd. (United Kingdom)	BB	5.50%	07/13/2016	N/A	1,866,900
						13,864,025

	Miscellaneous Manufacturing - 1.1%
2,500,000	Trinity Industries, Inc.	BB-	3.88%	06/01/2036	06/01/18 @ 100	2,521,875

	Oil & Gas - 5.7%
3,590,000	Chesapeake Energy Corp.	BB+	2.50%	05/15/2037	05/15/17 @ 100	3,154,713
HKD 15,000,000	China Petroleum & Chemical Corp., Series SINO (China)(d)	NR	0.00%	04/24/2014	N/A	2,297,053
4,500,000	Lukoil International Finance BV (Russia)	BBB-	2.63%	06/16/2015	N/A	4,759,875
2,900,000	Premier Oil Finance Jersey Ltd., Series PMO (United Kingdom)	NR	2.88%	06/27/2014	N/A	3,371,250
						13,582,891

	Oil & Gas Services - 3.2%
3,000,000	Subsea 7 SA, Series ACY (Luxembourg)	NR	2.25%	10/11/2013	N/A	3,382,500
EUR 3,400,000	Technip SA, Series TEC (France)	BBB+	0.50%	01/01/2016	N/A	4,086,598
						7,469,098

	Packaging & Containers - 0.7%
1,600,000	Owens-Brockway Glass Container, Inc.(a)	BB	3.00%	06/01/2015	N/A	1,576,000

	Pharmaceuticals - 5.9%
5,498,000	Omnicare, Inc., Series OCR	B+	3.25%	12/15/2035	12/15/15 @ 100	5,264,335
1,543,000	Salix Pharmaceuticals Ltd.	NR	2.75%	05/15/2015	N/A	2,017,472
JPY 275,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(d)	NR	0.00%	09/17/2015	N/A	3,820,369
2,500,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	2,892,500
						13,994,676

	Real Estate Investment Trusts - 6.0%
1,300,000	Annaly Capital Management, Inc.	NR	4.00%	02/15/2015	N/A	1,543,750
AUD 3,300,000	Commonwealth Property Office Fund (Australia)	A-	5.25%	12/11/2016	N/A	3,571,605
2,300,000	Health Care REIT, Inc.	BBB-	3.00%	12/01/2029	12/01/14 @ 100	2,725,500
2,865,000	Northstar Realty Finance LP(a)	NR	7.50%	03/15/2031	03/15/16 @ 100	2,671,613
3,250,000	SL Green Operating Partnership LP(a)	BB+	3.00%	10/15/2017	N/A	3,583,125
						14,095,593

	Retail - 2.2%
5,650,000	RadioShack Corp.(a)	Ba3	2.50%	08/01/2013	N/A	5,325,125

	Semiconductors - 4.0%
6,224,000	Advanced Micro Devices, Inc.	B+	6.00%	05/01/2015	N/A	6,356,260
3,000,000	Lam Research Corp.(a)	BB+	0.50%	05/15/2016	N/A	3,048,750
						9,405,010

	Software - 1.3%
GBP 1,700,000	Misys PLC (United Kingdom)	NR	2.50%	11/22/2015	N/A	3,027,412

	Telecommunications - 7.0%
6,125,000	Alcatel-Lucent USA, Inc., Series B (France)	B	2.88%	06/15/2025	06/20/13 @ 100	5,627,344
GBP 3,200,000	Cable & Wireless Worldwide PLC (United Kingdom)	NR	5.75%	11/24/2014	N/A	4,620,534
3,000,000	Ciena Corp.(a)	NR	4.00%	03/15/2015	N/A	3,202,500
JPY 210,000,000	Softbank Corp. (Japan)	BBB-	1.50%	03/31/2013	N/A	3,094,615
						16,544,993

	Total Convertible Bonds - 97.1%
	(Cost $229,081,956)					229,699,090

	Corporate Bonds - 50.5%
	Advertising - 0.6%
1,250,000	Lamar Media Corp.	BB-	7.88%	04/15/2018	04/15/14 @ 104	1,371,875

	Auto Manufacturers - 0.2%
500,000	Chrysler Group, LLC/CG Co.-Issuer, Inc.(a)	B	8.25%	06/15/2021	06/15/16 @ 104	480,000

	Auto Parts & Equipment - 1.9%
2,250,000	Dana Holding Corp.	BB-	6.50%	02/15/2019	02/15/15 @ 103	2,404,687
250,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	273,125
1,697,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	1,883,670
						4,561,482

	Banks - 1.4%
750,000	Banco do Estado do Rio Grande do Sul (Brazil)(a)	Ba1	7.38%	02/02/2022	N/A	772,785
2,500,000	Capital One Capital V(h)	BB+	10.25%	08/15/2039	N/A	2,631,250
						3,404,035

	Beverages - 0.6%
1,275,000	Constellation Brands, Inc.	BB+	7.25%	09/01/2016	N/A	1,437,563

	Building Materials - 0.3%
750,000	Masco Corp.	BBB-	7.13%	03/15/2020	N/A	772,986

	Chemicals - 1.8%
1,000,000	CF Industries, Inc.	BB+	6.88%	05/01/2018	N/A	1,162,500
500,000	Chevron Phillips Chemical Co., LLC/LP(a)	BBB	4.75%	02/01/2021	11/01/20 @ 100	570,688
500,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.88%	02/01/2018	02/01/14 @ 104	501,250
1,147,928	Lyondell Chemical Co.	BB+	11.00%	05/01/2018	05/01/13 @ 100	1,262,721
875,000	Vertellus Specialties, Inc.(a)	B	9.38%	10/01/2015	04/01/13 @ 105	656,250
						4,153,409

	Coal - 0.7%
1,500,000	Alpha Natural Resources, Inc.	BB	6.25%	06/01/2021	06/01/16 @ 103	1,492,500
50,000	Peabody Energy Corp.(a)	BB+	6.00%	11/15/2018	N/A	51,750
50,000	Peabody Energy Corp.(a)	BB+	6.25%	11/15/2021	N/A	51,750
						1,596,000

	Commercial Services - 0.1%
250,000	Neff Rental, LLC/Neff Finance Corp.(a)	B-	9.63%	05/15/2016	05/15/13 @ 107	236,250

	Computers - 3.4%
7,147,000	Seagate HDD Cayman (Ireland)	BB+	7.75%	12/15/2018	12/15/14 @ 104	7,951,037

	Diversified Financial Services - 4.1%
4,422,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	5,549,610
1,250,000	International Lease Finance Corp.	BBB-	8.25%	12/15/2020	N/A	1,337,500
750,000	Marfrig Holding Europe BV (Netherlands)(a)	B+	8.38%	05/09/2018	N/A	633,750
3,000,000	Textron Financial Corp.(a) (i)	B	6.00%	02/15/2067	02/15/17 @ 100	2,295,000
						9,815,860

	Electric - 1.4%
2,150,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	2,375,750
750,000	AES Corp.(a)	BB-	7.38%	07/01/2021	N/A	832,500
						3,208,250

	Entertainment - 0.1%
350,000	Mohegan Tribal Gaming Authority	CC	6.13%	02/15/2013	03/05/12 @ 100	288,750

	Food - 2.3%
523,000	Bumble Bee Acquisition Corp.(a)	B	9.00%	12/15/2017	12/15/14 @ 105	541,305
EUR 2,025,000	Campofrio Food Group SA, Series REGS (Spain)	BB-	8.25%	10/31/2016	10/31/13 @ 104	2,756,859
500,000	Del Monte Corp.	CCC+	7.63%	02/15/2019	02/15/14 @ 104	494,375
1,000,000	Land O'Lakes Capital Trust I(a)	BB	7.45%	03/15/2028	N/A	960,000
300,000	Post Holdings, Inc.(a)	B1	7.38%	02/15/2022	02/15/17 @ 104	311,250
EUR 400,000	R&R Ice Cream PLC (United Kingdom)(a)	B+	8.38%	11/15/2017	11/15/13 @ 106	505,293
						5,569,082

	Forest Products & Paper - 0.2%
500,000	AbitibiBowater, Inc.(a)	BB-	10.25%	10/15/2018	10/15/14 @ 105	566,250

	Health Care Products - 0.3%
910,000	Rotech Healthcare, Inc.	B	10.50%	03/15/2018	03/15/15 @ 105	718,900

	Health Care Services - 3.5%
2,500,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	2,621,875
750,000	Capella Healthcare, Inc.	B	9.25%	07/01/2017	07/01/13 @ 107	766,875
500,000	CHS/Community Health Systems, Inc.(a)	B	8.00%	11/15/2019	11/15/15 @ 104	514,375
1,875,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	1,947,656
500,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.38%	05/15/2019	05/15/14 @ 106	483,750
250,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/13 @ 100	248,750
700,000	Select Medical Holdings Corp.(i)	CCC+	6.27%	09/15/2015	03/05/12 @ 100	629,125
1,000,000	Tenet Healthcare Corp.	CCC+	8.00%	08/01/2020	08/01/15 @ 104	1,037,500
						8,249,906

	Holding Companies-Diversified - 0.7%
1,500,000	Leucadia National Corp.(h)	BB+	8.13%	09/15/2015	N/A	1,620,000

	Home Builders - 0.1%
380,000	Beazer Homes USA, Inc.	CCC	8.13%	06/15/2016	N/A	330,600

	Household Products & Housewares - 2.1%
1,250,000	Reynolds Group Issuer, Inc.(a)	BB-	7.13%	04/15/2019	10/15/14 @ 104	1,318,750
1,250,000	Reynolds Group Issuer, Inc.(a)	B-	9.88%	08/15/2019	08/15/15 @ 105	1,278,125
100,000	Spectrum Brands Holdings, Inc.(a)	B	9.50%	06/15/2018	06/15/14 @ 105	113,875
1,500,000	Spectrum Brands Holdings, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	1,708,125
500,000	Yankee Candle Co., Inc., Series B	CCC+	9.75%	02/15/2017	02/15/13 @ 103	503,750
						4,922,625

	Insurance - 1.4%
2,600,000	Liberty Mutual Group, Inc.(a) (i)	BB	10.75%	06/15/2058	06/15/38 @ 100	3,341,000

	Iron & Steel - 0.5%
500,000	Edgen Murray Corp.	B-	12.25%	01/15/2015	01/15/13 @ 106	467,500
600,000	Optima Specialty Steel, Inc.(a)	B	12.50%	12/15/2016	12/15/14 @ 106	618,000
						1,085,500

	Lodging - 2.5%
250,000	Caesars Entertainment Operating Co., Inc.	CCC	10.00%	12/15/2018	12/15/13 @ 105	194,375
1,250,000	Marina District Finance Co., Inc.	BB-	9.88%	08/15/2018	08/15/14 @ 105	1,175,000
500,000	MGM Resorts International	B-	7.63%	01/15/2017	N/A	500,000
350,000	MTR Gaming Group, Inc.(a)	B-	11.50%	08/01/2019	08/01/15 @ 106	322,000
1,800,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.75%	05/15/2018	N/A	2,074,500
1,428,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.75%	08/15/2020	08/15/15 @ 104	1,620,780
						5,886,655

	Machinery-Diversified - 0.6%
1,250,000	Case New Holland, Inc.	BB+	7.88%	12/01/2017	N/A	1,446,875

	Media - 2.6%
1,000,000	CCO Holdings, LLC/CCO Holdings Capital Corp.	BB-	6.50%	04/30/2021	04/30/15 @ 105	1,045,000
402,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	445,215
2,622,000	DISH DBS Corp.	BB-	7.13%	02/01/2016	N/A	2,890,755
750,000	Univision Communications, Inc.(a)	CCC+	8.50%	05/15/2021	11/15/15 @ 104	731,250
980,000	XM Satellite Radio, Inc.(a)	BB	7.63%	11/01/2018	11/01/14 @ 104	1,054,725
						6,166,945

	Mining - 0.9%
500,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	6.88%	02/01/2018	02/01/14 @ 105	511,250
1,500,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	8.25%	11/01/2019	11/01/15 @ 104	1,616,250
						2,127,500

	Oil & Gas - 2.6%
1,000,000	Alta Mesa Holdings, LP/Alta Mesa Finance Services Corp.	B	9.63%	10/15/2018	10/15/14 @ 105	945,000
500,000	Carrizo Oil & Gas, Inc.	B-	8.63%	10/15/2018	10/15/14 @ 104	505,000
750,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	823,125
500,000	Hercules Offshore, Inc.(a)	B-	10.50%	10/15/2017	10/15/13 @ 105	502,500
500,000	Petrohawk Energy Corp.	BBB+	7.25%	08/15/2018	08/15/14 @ 104	572,500
600,000	Plains Exploration & Production Co.	BB	6.75%	02/01/2022	02/01/17 @ 103	655,500
1,410,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	1,603,875
500,000	United Refining Co.	B	10.50%	02/28/2018	02/28/15 @ 105	470,000
						6,077,500

	Oil & Gas Services - 0.5%
350,000	Green Field Energy Services, Inc.(a)	CCC+	13.00%	11/15/2016	11/15/14 @ 110	346,500
750,000	Stallion Oilfield Holdings Ltd.	B	10.50%	02/15/2015	02/15/13 @ 105	813,750
						1,160,250

	Packaging & Containers - 0.4%
1,000,000	Sealed Air Corp.(a)	BB	6.88%	07/15/2033	N/A	940,250

	Pharmaceuticals - 2.2%
825,000	Aptalis Pharma, Inc.	B	12.75%	03/01/2016	03/01/13 @ 103	882,750
500,000	Endo Pharmaceuticals Holdings, Inc.	BB-	7.25%	01/15/2022	07/15/16 @ 104	553,125
2,856,000	Omnicare, Inc.	BB	7.75%	06/01/2020	06/01/15 @ 104	3,177,300
500,000	Valeant Pharmaceuticals International(a)	BB-	7.25%	07/15/2022	07/15/16 @ 104	508,750
						5,121,925

	Pipelines - 0.2%
500,000	Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp.(a)	B-	8.38%	06/01/2019	06/01/15 @ 104	512,500

	Real Estate - 0.2%
500,000	Kennedy-Wilson, Inc.(a)	BB-	8.75%	04/01/2019	04/01/15 @ 104	506,250

	Real Estate Investment Trusts - 1.1%
2,435,000	Rouse Co., LP	BB+	6.75%	11/09/2015	05/09/13 @ 103	2,532,400

	Retail - 2.0%
175,000	Bon-Ton Department Stores, Inc.	CCC+	10.25%	03/15/2014	03/15/12 @ 100	111,563
1,000,000	Burlington Coat Factory Warehouse Corp.	Caa1	10.00%	02/15/2019	02/15/15 @ 105	955,000
500,000	Fiesta Restaurant Group(a)	B	8.88%	08/15/2016	02/15/14 @ 104	512,500
350,000	Landry's Acquisition Co.(a)	B	11.63%	12/01/2015	12/01/12 @ 106	377,125
500,000	Needle Merger Sub Corp.(a)	CCC+	8.13%	03/15/2019	03/15/14 @ 104	488,125
300,000	Rite AID Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	303,750
500,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	551,250
1,250,000	Toys "R" Us Property Co. II, LLC	B+	8.50%	12/01/2017	12/01/13 @ 104	1,345,312
						4,644,625

	Software - 0.1%
250,000	Emdeon, Inc.(a)	Caa1	11.00%	12/31/2019	12/31/15 @ 106	271,250

	Storage & Warehousing - 0.2%
425,000	Niska Gas Storage US, LLC/Niska Gas Storage Canada ULC	BB-	8.88%	03/15/2018	03/15/14 @ 104	410,656

	Telecommunications - 6.1%
EUR 4,000,000	Alcatel-Lucent (France)	B	8.50%	01/15/2016	N/A	4,791,121
500,000	Level 3 Communications, Inc.	CCC	11.88%	02/01/2019	02/01/15 @ 106	547,500
1,200,000	NII Capital Corp.	B+	7.63%	04/01/2021	04/01/16 @ 104	1,236,000
1,275,000	SBA Telecommunications, Inc.	B+	8.00%	08/15/2016	08/15/12 @ 106	1,386,563
1,000,000	UPC Holding BV (Netherlands)(a)	B-	9.88%	04/15/2018	04/15/14 @ 105	1,092,500
3,415,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	3,841,875
EUR 500,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	600,592
1,000,000	Windstream Corp.(a)	B+	7.50%	06/01/2022	06/01/17 @ 104	1,052,500
						14,548,651

	Transportation - 0.6%
1,000,000	Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Island)	BB-	8.88%	11/01/2017	11/01/13 @ 104	995,000
500,000	Ship Finance International Ltd. (Bermuda)	B+	8.50%	12/15/2013	03/05/12 @ 100	481,250
						1,476,250

	Total Corporate Bonds - 50.5%
	(Cost $115,926,588)					119,511,842

	Term Loans - 0.7%(j)
750,000	Media General, Inc.(i)	NR	4.76%	03/29/2013	N/A	696,875
1,000,000	Revel Entertainment	NR	9.00%	02/17/2017	N/A	966,250
	(Cost $1,519,174)					1,663,125

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 5.4%
	Auto Manufacturers - 1.0%
56,500	General Motors Co., Series B	B+	4.75%	12/01/2013		2,263,390

	Banks - 0.5%
1,416	Bank of America Corp., Series L (k)	BB+	7.25%	-		1,304,802

	Electric - 0.4%
18,700	PPL Corp.	NR	8.75%	05/01/2014		982,872

	Hand & Machine Tools - 0.4%
7,900	Stanley Black & Decker, Inc.	BBB+	4.75%	11/17/2015		933,701

	Insurance - 2.0%
69,750	MetLife, Inc.	BBB-	5.00%	09/11/2013		4,778,572

	Oil & Gas - 1.1%
44,500	Apache Corp., Series D	BBB+	6.00%	08/01/2013		2,555,635

	Total Convertible Preferred Stocks - 5.4%
	(Cost $11,811,163)					12,818,972

	Common Stocks - 4.9%
	Banks - 1.6%
100,000	JPMorgan Chase & Co.					3,730,000

	Beverages - 0.8%
28,000	PepsiCo, Inc.					1,838,760

	Internet - 0.4%
57,500	Symantec Corp.(l)					988,425

	Miscellaneous Manufacturing - 0.8%
20,000	Siemens AG (Germany)					1,888,697

	Oil & Gas - 0.5%
18,500	Diamond Offshore Drilling, Inc.					1,152,550

	Pharmaceuticals - 0.8%
50,000	Sanofi, ADR (France)					1,856,500

	Total Common Stocks - 4.9%
	(Cost $10,747,708)					11,454,932

	Warrants - 0.0%
350	Greenfield Energy Service (l)			11/15/2021		21,350
	(Cost $13,645)

	Total Long-Term Investments - 158.6%
	(Cost $369,100,234)					375,169,311

Contracts	Options Purchased		Expiration Date	Exercise Price		Value
	Put Options Purchased (l) - 0.5%
1,457	Chesapeake Energy Corp.		April 2012	$17.00		58,280
2,444	Jefferies Group, Inc.		February 2012	$14.00		73,320
800	Jefferies Group, Inc.		April 2012	$14.00		76,000
4,730	SPDR S&P 500 ETF Trust		March 2012	$127.00		960,190
	(Cost $1,340,216)					1,167,790

	Short-Term Investments - 14.1%

Number
of Shares	Description					Value
	Money Market - 14.1%
33,333,698	Goldman Sachs Financial Prime Obligations					33,333,698
	(Cost $33,333,698)

	Total Investments - 173.2%
	(Cost $403,774,148)					409,670,799
	Liabilities in excess of Other Assets - (0.4%)					(871,829)
	Total value of Options Written - (1.0%) (Premiums received $1,980,960)					(2,275,025)
	Preferred Shares, at redemption value - (-71.8% of Net Assets Applicable to Common Shareholders or -41.5% of Total Investments)					(170,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$236,523,945

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pte - Public Trading Enterprise (LCM)
Pte Ltd - Private Limited
Pty - Propriety
SA - Corporation
S&P - Standard & Poor's
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2012 these securities amounted to $66,026,576, which represents 27.9% of net assets applicable to common shares.

(b)	Non-income producing as security is in default.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $430,317 which represents 0.2% of net assets applicable to common shares.

(d)	Zero coupon bond.
(e)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(f)	Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(g)	Security is a "step-coupon" bond where the coupon increases or decreases at a predetermined date. At January 31, 2012, the rate shown reflects the rate in effect at the end of the reporting period.
(h)	All or a portion of these securities have been physically segregated in connection with forward exchange currency contracts. As of January 31, 2012, the total amount segregated was $4,251,250.
(i)	Floating or variable rate coupon. The rate shown is as of January 31, 2012.
(j)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolio of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(k)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2012.
(l)	Non-income producing security.

Contracts (100 shares per contract)		Expiration Month	Exercise Price	Value
	Call Options Written (l)
1,670	Chesapeake Energy Corp.	January 2013	$30.00	$(165,330)
185	Diamond Offshore Drilling, Inc.	June 2012	66.75	(33,855)
800	General Motors Co.	January 2013	30.00	(103,200)
1,000	JPMorgan Chase & Co.	January 2013	37.00	(435,000)
1,366	MetLife, Inc.	January 2013	35.00	(710,320)
280	PepsiCo, Inc.	July 2012	67.50	(42,840)
500	Sanofi	March 2012	38.00	(32,500)
562	Symantec Corp.	January 2013	17.50	(103,970)
	Premiums Received ($1,281,348)			(1,627,015)

	Put Options Written (l)
4,730	SPDR S&P 500 ETF Trust	March 2012	$124.00	(648,010)
	Premiums Received ($699,612)

	Total Value of Options Written			$(2,275,025)
	Premiums Received ($1,980,960)

Country Breakdown as % of Long-Term Investments
United States	61.9%
United Kingdom	8.6%
France	7.1%
Germany	2.7%
Luxembourg	2.4%
Australia	2.3%
Hong Kong	2.1%
Ireland	2.1%
Japan	1.8%
India	1.6%
Canada	1.3%
Russia	1.3%
South Africa	1.1%
Channel Islands	0.8%
Spain	0.7%
China	0.6%
Netherlands	0.5%
Singapore	0.5%
Marshall Islands	0.3%
Brazil	0.2%
Bermuda	0.1%

See previously submitted notes to financial statements for the period ended October 31, 2011.

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
January 31, 2012 (unaudited)

Forward exchange currency contracts

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Net Unrealized Depreciation
EUR	391,258
for USD	517,126	The Bank of New York Mellon	2/3/2012	517,126	512,179	$(4,947)

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Net Unrealized Depreciation
AUD	3,200,000
for USD	3,145,696	The Bank of New York Mellon	3/16/2012	3,145,696	3,384,115	$(238,419)

EUR	14,280
for USD	18,685	The Bank of New York Mellon	2/2/2012	18,685	18,693	(8)

EUR	31,812,000
for USD	41,375,721	The Bank of New York Mellon	3/16/2012	41,375,721	41,647,984	(272,262)

GBP	15,600,000
for USD	24,096,540	The Bank of New York Mellon	3/16/2012	24,096,540	24,608,784	(512,244)

HKD	105,000
for USD	13,534	The Bank of New York Mellon	2/1/2012	13,534	13,541	(7)
						(1,022,940)

			Total unrealized depreciation for forward exchange currency contracts			$(1,027,887)

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
January 31, 2012 (unaudited)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at January 31, 2012(1)	Notional Amount (000)	Paying/ (Receiving) Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)
Citigroup	France Republic	Buy	3/20/2017	1.85%	$4,080	0.25%	$(404,064)	$(97,396)

Interest Rate Swap Agreements
Counterparty	Floating Rate				Termination Date	Notional Amount (000)	Pay Fixed Rate	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch(2)		1 Month LIBOR + 90bps			12/13/2016	$60,528	2.15%	$(1,152,398)

							Total unrealized depreciation for swap agreements	$(1,249,794)

1 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

2 The Fund pays the fixed rate and receives the floating rate

At January 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding swaps, written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$405,390,556	$17,425,239	$(13,144,996)	$4,280,243	$(1,494,138)

Accounting principles generally accepted in the United States of America ("GAAP") requires disclosure of fair valuation measurements as of each measurement date.  In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of  investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) - Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.  Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes receievd from independent pricing providers.  To the extent that these inputs are observable, such securities are categorized as Level 2.  To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes - Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities and evaluated price quote receievd from independent pricing providers.  To the extent that these inputs are observable, such securities are categorized as Level 2.  To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes - Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities.  To the extent that these inputs are observable, such securities are categorized as Level 2.  To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds:
Advertising	$-	$3,607	$-	$3,607
Aerospace & Defense	-	2,925	-	2,925
Agriculture	-	2,651	-	2,651
Apparel	-	2,327	-	2,327
Auto Parts & Equipment	-	2,396	-	2,396
Banks	-	4,836	-	4,836
Biotechnology	-	17,060	-	17,060
Chemicals	-	-	430	430
Coal	-	7,527	-	7,527
Computers	-	12,132	-	12,132
Diversified Financial Services	-	13,060	-	13,060
Engineering & Construction	-	6,023	-	6,023
Health Care Products	-	13,568	-	13,568
Health Care Services	-	2,062	-	2,062
Home Builders	-	1,765	-	1,765
Insurance	-	3,220	-	3,220
Internet	-	7,055	-	7,055
Investment Companies	-	3,010	-	3,010
Iron & Steel	-	6,585	-	6,585
Leisure Time	-	6,990	-	6,990
Lodging	-	5,807	-	5,807
Metal Fabricate & Hardward	-	3,256	-	3,256
Mining	-	13,864	-	13,864
Miscellaneous Manufacturing	-	2,522	-	2,522
Oil & Gas	-	13,583	-	13,583
Oil & Gas Services	-	7,469	-	7,469
Packaging & Containers	-	1,576	-	1,576
Pharmaceuticals	-	13,995	-	13,995
Real Estate Investment Trusts	-	14,096	-	14,096
Retail	-	5,325	-	5,325
Semiconductors	-	9,405	-	9,405
Software	-	3,027	-	3,027
Telecommunications	-	16,545		16,545
Corporate Bonds	-	119,512	-	119,512
Term Loans	-	1,663	-	1,663
Convertible Preferred Stocks	12,819	-	-	12,819
Common Stocks	11,455	-	-	11,455
Warrants	-	21	-	21
Put Options Purchased	1,168	-	-	1,168
Money Market Fund	33,334	-	-	33,334
Total	$58,776	$350,465	$430	$409,671

Liabilities:
Call Options Written	$1,627	-	-	$1,627
Put Options Written	648	-	-	648
Credit Default Swap	-	97	-	97
Interest Rate Swap	-	1,152	-	1,152
Forward Exchange Currency Contracts	-	1,028	-	1,028
Total	$2,275	$2,277	$-	$4,552
	If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels.

The fair value estimates for ShengdaTech, Inc. were determined in good faith by management pursuant to the valuation procedures established by management and approved by the Board of Trustees.   There were various factors considered in reaching fair value determination including , but not limited to, the type of security, public information obtained from the issuer and data provided by various brokers.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuation) for the period ended January 31, 2012.

Level 3 Holdings	Corporate Bonds
(value in $000s)
Beginning Balance at 10/31/11	$ 430
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balanced at 1/31/12	$ 430

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2012

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 29, 2012